Stockholders' Equity (Details) - USD ($)							1 Months Ended							3 Months Ended			12 Months Ended
	Oct. 25, 2021	Oct. 05, 2021	Feb. 25, 2021	Jan. 31, 2021	Jun. 25, 2019	Jun. 20, 2019	Jul. 31, 2022	Jul. 29, 2022	Jul. 26, 2022	May 31, 2022	Mar. 31, 2022	Feb. 25, 2021	May 24, 2019	Apr. 30, 2023	May 31, 2022	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Aug. 04, 2022	Jan. 21, 2022	Oct. 31, 2021	Jan. 27, 2020	Jan. 15, 2016
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized														10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)														$ 0.001			$ 0.001	$ 0.001
Common stock, description					the Company effected a one-for-four reverse stock split, pursuant to which each share of common stock became converted into 0.25 shares of common stock, and the Company decreased its authorized common stock from 100,000,000 to 25,000,000 shares.
Forward stock split, description									the Company effected a 7-for-6 forward stock split pursuant to which each shareholder of record as of the August 12, 2022, record date received one (1) additional share for each six (6) shares held as of the record date.
Common stock, share purchase										35,584	35,584								32,813
Treasury stock, share purchase (in Dollars)										$ 119,006	$ 119,006				$ 89,196
Issuance of common stock								55,417			33,397					58,547		25,000
Fair value of compensation expense (in Dollars)											$ 113,155					$ 193,633
Shares issued														10,000			10,000
Treasury stock value (in Dollars)														$ 32,641			$ 32,641
Proceed from exercise of warrants (in Dollars)								$ 296,875
Cancelled shares							1,400,000
License agreement description			in connection with the Company’s License Agreement with Rambam, pursuant to a Stock Purchase Agreement with BPM Inno Ltd (“BPM”), the Company issued 94,962 shares of common stock to BPM and received proceeds of $700,000 to be applied to product development expenses under the License Agreement. The Company entered into the Stock Purchase Agreement with BPM in December 2020 and received a payment of $60,000 which is included in Stockholders’ Equity as Subscription Payable in the Company’s consolidated balance sheet as of January 31, 2021. In February 2021, BPM advanced a payment for the Company to Rambam in the amount of $57,000 for the license fee. The balance of the funds of $583,000 was received in February 2021. On February 15, 2021, the Company issued 14,583 shares of common stock, valued at $350,000, for consulting fees in connection with the Rambam License Agreement discussed in Note 10.
Common stock, shares issued	28,749			457,795														11,667		457,795		532,832	17,381
Subscription payable, value (in Dollars)				$ 10,000																$ 10,000
Subscription payable shares																				1,090
Common stock allotment description		the Company, having been approved for the listing of its common stock on The Nasdaq Capital Market effective October 1, 2021, consummated a public offering (the “IPO”) of units (the “Units”), of common stock and warrants that were offered in the IPO on The Nasdaq Capital Market, which included 1,232,000 (each a “Unit”), each Unit consisting of one share of common stock, par value $0.001 per share, and one warrant (each a “Warrant”) at a price of $5.36 per Unit. Each Warrant is immediate exercisable, will entitle the holder to purchase one share of common stock at an exercise price of $6.43 and will expire five (5) years from the date of issuance. The underwriters’ over-allotment option was exercised for 184,800 warrants to purchase shares of common stock bringing to total net proceeds to the Company from the IPO to $5,836,230. The shares of common stock and Warrants are separately transferred immediately upon issuance.
Stock received (in Dollars)				$ 2,942,970
Warrants at exercise		84,233
Extinguishment of debt (in Dollars)	$ 100,000
Consulting services (in Dollars)	$ 144,000
Exercise price (in Dollars per share)		$ 5.36												$ 4
Fair value of the warrants issued (in Dollars)		$ 196,589
Cashless warrants																							42,117
Services amount (in Dollars)														$ 401,057		$ 401,990	$ 1,785,507	$ 1,179,620
Common stock, share purchase											26,836
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants at exercise				457,795																457,795
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued	20,005
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized																									10,000,000
Preferred stock, par value (in Dollars per share)																									$ 0.001
Treasury Stock, Common [Member]
Stockholders' Equity (Details) [Line Items]
Treasury stock, share purchase (in Dollars)																		104,467
Common stock, shares issued																	25,000
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																					250,000,000
Minimum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																								25,000,000
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																					291,666,666
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Increase decreased in authorized common stock																								250,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares designated						2,500,000							2,500,000
Consulting Services [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued			6,536									6,536
Common stock, value (in Dollars)												$ 60,000
Services [Member]
Stockholders' Equity (Details) [Line Items]
Services amount (in Dollars)																		$ 66,900